ACQUISITIONS (Schedule of retention-based compensation expenses) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Retention-based compensation expenses	$ 7,629
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Retention-based compensation expenses	884
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Retention-based compensation expenses	2,643
Selling and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Retention-based compensation expenses	3,740
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Retention-based compensation expenses	$ 362